Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 41.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,094,421	16,043,264
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	4,751,118	36,203,523
DWS Floating Rate Fund "Institutional" (a)	3,922,071	28,042,806
DWS Global Macro Fund "Institutional" (a)	1,300,961	11,565,547
DWS RREEF Global Infrastructure Fund "Institutional" (a)	2,651,734	35,851,450
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,177,141	20,376,304
Total Mutual Funds (Cost $178,398,348)		148,082,894
Exchange-Traded Funds 26.0%
Invesco DB U.S. Dollar Index Bullish Fund	120,520	3,233,551
iShares Global Infrastructure ETF	435,715	14,879,667
iShares JP Morgan USD Emerging Markets Bond ETF	133,560	12,912,581
iShares U.S. Preferred Stock ETF	869,983	27,700,259
SPDR Bloomberg Barclays Convertible Securities ETF	694,928	33,259,254
Total Exchange-Traded Funds (Cost $103,322,869)		91,985,312
Cash Equivalents 32.1%
DWS Central Cash Management Government Fund, 0.32% (a) (b)	58,057,966	58,057,966
DWS ESG Liquidity Fund "Institutional Shares", 1.20% (a) (b)	55,769,212	55,724,597
Total Cash Equivalents (Cost $113,797,317)		113,782,563
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $395,518,534)	99.9	353,850,769
Other Assets and Liabilities, Net	0.1	334,955
Net Assets	100.0	354,185,724

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Mutual Funds 41.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
19,550,537	221,931	—	—	(3,729,204)	221,931	—	2,094,421	16,043,264
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
45,239,972	142,913	—	—	(9,179,362)	142,913	—	4,751,118	36,203,523
DWS Floating Rate Fund "Institutional" (a)
39,558,492	423,390	6,650,000	(1,747,232)	(3,541,844)	423,390	—	3,922,071	28,042,806
DWS Global Macro Fund "Institutional" (a)
8,887,591	4,019,149	—	—	(1,341,193)	—	—	1,300,961	11,565,547
DWS RREEF Global Infrastructure Fund "Institutional" (a)
43,335,324	212,067	—	—	(7,695,941)	212,066	—	2,651,734	35,851,450
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
11,176,441	—	7,995,646	(3,069,600)	(111,195)	11,065,245	—	—	—
DWS RREEF Real Estate Securities Fund "Institutional" (a)
26,423,025	122,177	—	—	(6,168,898)	122,177	—	1,177,141	20,376,304
Cash Equivalents 32.1%
DWS Central Cash Management Government Fund, 0.32% (a) (b)
27,144,085	67,339,234	36,425,353	—	—	133,087	—	58,057,966	58,057,966
DWS ESG Liquidity Fund "Institutional Shares", 1.20% (a) (b)
22,402,874	33,338,613	—	—	(16,890)	103,743	—	55,769,212	55,724,597
243,718,341	105,819,474	51,070,999	(4,816,832)	(31,784,527)	12,424,552	—	129,724,624	261,865,457

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$148,082,894	$—	$—	$148,082,894
Exchange-Traded Funds	91,985,312	—	—	91,985,312
Short-Term Investments	113,782,563	—	—	113,782,563
Total	$353,850,769	$—	$—	$353,850,769